Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations - IFRS 15
Effect on the consolidated income statement for the year ended December 31, 2017:

	For the year ended December 31, 2017 as previously stated	Effects of IFRS 15	Reclassification (Note)	For the year ended December 31, 2017 as restated
	(US$ in millions)
Net revenues	$7,715	$(129)	$—	$7,586
Gaming promoter/agency commissions	(135)	127	8	—
Other expenses, gains and losses	(915)	2	(8)	(921)

Note: Amount represented agency commissions. As the amount was immaterial, it was reclassified to “Other expenses, gains and losses” for the purpose of presenting the consolidated income statement.

Disclosure of initial application of standards or interpretations - IFRS 9
Effect on the consolidated retained earnings as of January 1, 2018 is as follows:

	Note	(US$ in millions)
Closing retained earnings as of December 31, 2017 - IAS 39		$2,864
Decrease in carrying amount of bank loan measured at amortized cost	(i)	24
Opening retained earnings as of January 1, 2018 - IFRS 9		$2,888

Disclosure of initial application of standards or interpretations - IFRS 16
The impact on transition is summarized below:

	December 31, 2018	Impact on transition	January 1, 2019
	(US$ in millions)
Right-of-use assets comprise of:
Investment properties - Leasehold interests in land	$44	$—	$44
Property and equipment, net - Leasehold interests in land	552	—	552
Property and equipment, net - Other	4	6	10

Lease liabilities comprise of:
Current liabilities - Borrowings	$10	$4	$14
Non-current liabilities - Borrowings	125	2	127
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(b)Changes in accounting policies and disclosures (continued)
IFRS 16 Leases (continued)
The Group has already recognized an asset and a related finance lease liability for finance lease arrangements and prepaid lease payments for leasehold interests in land where the Group was a lessee under IAS 17, therefore the additional right-of-use assets and lease liabilities recognized upon adoption for leases previously classified as operating leases were US$6 million.
The weighted average incremental borrowing rate applied to lease liabilities recognized in the consolidated balance sheet at January 1, 2019 was 3.9%.

(US$ in millions)
Operating lease commitments disclosed as at December 31, 2018	$7
Discounted using the incremental borrowing rate as at January 1, 2019	7
Add: Finance lease liabilities recognized as at December 31, 2018	135
Recognition exemption for:
Short-term leases and leases of low-value assets	(1)
Lease liabilities recognized as at January 1, 2019	$141

Estimated useful lives of assets
Property and equipment are depreciated as follows:

Leasehold interests in land classified as leases	50 years
Leasehold improvements	Shorter of lease term or 3 years
Land improvements, buildings and building improvements	10–50 years
Leased buildings and equipment	Lease term
Ferries	20 years
Furniture, fittings and equipment	3–20 years
Vehicles	5–6 years